Subsequent Events (Details Narrative) (10-K) - USD ($)					3 Months Ended
	Feb. 25, 2020	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Mar. 31, 2019	Nov. 10, 2020	May 30, 2018
Number of common stock shares issued		2,005	3,334	1,500,000
Warrants exercise price							$ 6.00
Private Placement Offering [Member]
Warrants to purchase of common stock	1,430,000
Bridge Offering [Member]
Number of common stock shares issued	1,300,000
Warrants exercise price	$ 0.79
Subsequent Event [Member]
Warrants exercise price						$ 0.41
Subsequent Event [Member] | Private Placement Offering [Member]
Gross proceeds of private placement offerings	$ 650,000
Number of common stock shares issued	1,300,000
Warrants to purchase of common stock	1,300,000
Warrants exercise price	$ 0.79
Subsequent Event [Member] | Bridge Offering [Member]
Warrants to purchase of common stock	82,279